Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.drinkerbiddle.com

August 4, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds
Post-Effective Amendment No. 130
1933 Act Registration No. 33-73404
1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Equity Funds Prospectus; (ii) Fixed Income Funds Prospectus; (iii) Active M/Multi-Manager Funds Prospectus; (iv) Money Market Funds Prospectus; (v) Northern Funds Statement of Additional Information; (vi) Active M/Multi-Manager Funds Statement of Additional Information and (vii) Money Market Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 130 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 130 to the Trust’s registration statement was filed with the Commission via EDGAR on July 28, 2017 (Accession No. 0001193125-17-240466) with an effective date of July 31, 2017.

Please do not hesitate to contact the undersigned at (215) 988-1146 if you have any questions.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

cc:	Peter K. Ewing

Kevin P. O’Rourke

Jose J. Del Real, Esq.

Angela R. Burke, Esq.

Stacy H. Louizos, Esq.